UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21654

Pioneer Floating Rate Trust
(Exact name of registrant as specified in charter)

60 State Street, Boston, MA 02109
(Address of principal executive offices) (ZIP code)

Terrence J. Cullen, Pioneer Investment Management, Inc.,
60 State Street, Boston, MA 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  November 30

Date of reporting period:  February 28, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in ss. 210.12-12 – 12-14 of Regulation S-X [17 CFR 210.12-12 – 12-14]. The schedules need not be audited.

Pioneer Floating Rate Trust

NQ | February 28, 2018

Ticker Symbol: PHD

	Principal
	Amount
	USD ($)		Value
		UNAFFILIATED ISSUERS - 148.6%
		SENIOR SECURED FLOATING RATE LOAN INTERESTS - 132.4% of Net Assets*(a)
		AUTOMOBILES & COMPONENTS - 5.8%
		Auto Parts & Equipment - 4.3%
	1,593,070	Allison Transmission, Inc., Term Loan B-3, 3.65% (LIBOR + 200 bps), 9/23/22	$1,609,332
	1,516,900	American Axle & Manufacturing, Inc., Tranche B Term Loan, 3.88% (LIBOR + 225 bps), 4/6/24	1,523,726
	2,238,838	BBB Industries US Holdings, Inc., First Lien Term B Loan, 6.15% (LIBOR + 450 bps), 11/3/21	2,258,428
	794,040	Cooper-Standard Automotive, Inc., Additional Term B-1 Loan, 3.94% (LIBOR + 225 bps), 11/2/23	798,258
	1,478,177	Electrical Components International, Inc., Term Loan, 6.44% (LIBOR + 475 bps), 5/28/21	1,492,959
	385,000	Horizon Global Corp., 2017 Replacement Term Loan, 6.15% (LIBOR + 450 bps), 6/30/21	386,925
	496,250	Innovative Xcessories & Services LLC, Term Loan, 6.21% (LIBOR + 475 bps), 11/29/22	503,073
	994,856	Superior Industries International, Inc., Closing Date Term Loan, 6.15% (LIBOR + 450 bps), 5/22/24	1,005,115
	2,012,830	Tower Automotive Holdings USA LLC, Initial Term Loan, 4.38% (LIBOR + 275 bps), 3/7/24	2,020,378
	1,500,000	Trico Group LLC, First Lien Initial Term Loan, 8.48% (LIBOR + 650 bps/PRIME + 550 bps), 2/2/24	1,507,500
			$13,105,694
		Automobile Manufacturers - 1.3%
	394,679	CH Hold Corp. (aka Caliber Collision), First Lien Initial Term Loan, 4.65% (LIBOR + 300 bps), 2/1/24	$397,639
	500,000	Deck Chassis Acquisition, Inc., Second Lien Initial Term Loan, 7.67% (LIBOR + 600 bps), 6/15/23	510,000
	683,201	Federal-Mogul Corp., Tranche C Term Loan, 5.35% (LIBOR + 375 bps), 4/15/21	688,254
	736,667	Octavius Corp., New Tranche B Term Loan, 5.04% (LIBOR + 350 bps), 11/8/23	742,192
	1,081,458	TI Group Automotive Systems LLC, Initial US Term Loan, 4.15% (LIBOR + 250 bps), 6/30/22	1,087,879
	466,667	Visteon Corp., New Term Loan, 3.83% (LIBOR + 200 bps), 3/24/24	470,361
			$3,896,325
		Tires & Rubber - 0.2%
	691,667	Goodyear Tire & Rubber Co., Second Lien Term Loan, 3.59% (LIBOR + 200 bps), 4/30/19	$693,108
		Total Automobiles & Components	$17,695,127
		CAPITAL GOODS - 17.4%
		Aerospace & Defense - 5.1%
	997,500	Accudyne Industries Borrower SCA/Accudyne Industries LLC (fka Silver II US Holdings LLC), Initial Term Loan, 4.9% (LIBOR + 325 bps), 8/18/24	$1,003,812
	2,252,250^	ADS Tactical, Inc., Term Loan, 9.19% (LIBOR + 750 bps), 12/31/22	2,252,250
	1,655,978	Alion Science and Technology Corp., First Lien Term Loan, 6.15% (LIBOR + 450 bps), 8/19/21	1,660,808
	1,578,768	DAE Aviation Holdings, Inc., Initial Term Loan, 5.4% (LIBOR + 375 bps), 7/7/22	1,595,296
	1,318,365	DynCorp International, Inc., Term Loan B2, 7.75% (LIBOR + 600 bps), 7/7/20	1,326,605
	468,752	Engility Corp. (fka TASC, Inc.), Term B2 Loan, 4.9% (LIBOR + 325 bps), 8/14/23	472,927
	243,120	IAP Worldwide Services, Inc., Second Lien Term Loan, 8.19% (LIBOR + 650 bps), 7/18/19	240,993
	1,750,000	MacDonald, Dettwiler and Associates, Ltd., Term Loan B, 4.33% (LIBOR + 275 bps), 10/4/24	1,759,844
	500,000	MRO Holdings, Inc., Initial Term Loan, 6.94% (LIBOR + 525 bps), 10/25/23	505,937
	991,555	Transdigm, Inc., New Tanche F Term Loan, 4.41% (LIBOR + 275 bps), 6/9/23	999,405
	298,500	Transdigm, Inc., New Tranche G Term Loan, 4.1% (LIBOR + 250 bps), 8/22/24	300,328
	1,463,345	Vencore, Inc. (fka SI Organization, Inc.), First Lien Initial Term Loan, 6.44% (LIBOR + 475 bps), 11/23/19	1,483,695
	1,769,084	WP CPP Holdings LLC, First Lien Term B-3 Loan, 5.27% (LIBOR + 350 bps), 12/28/19	1,770,743
	334,900	WP CPP Holdings LLC, Second Lien Term B-1 Loan, 9.52% (LIBOR + 775 bps), 4/30/21	335,319
			$15,707,962
	Principal
	Amount
	USD ($)		Value
		Building Products - 2.5%
	1,144,613	Armstrong World Industries, Inc., Term Loan B, 4.42% (LIBOR + 275 bps), 3/31/23	$1,152,004
	1,696,376	Builders FirstSource, Inc., Refinancing Term Loan, 4.69% (LIBOR + 300 bps), 2/29/24	1,705,565
	900,000(b)	Janus International Group LLC, Term Loan, 2/7/25	898,875
	340,000	NCI Building Systems, Inc., Initial Term Loan, 3.65% (LIBOR + 200 bps), 2/7/25	341,105
	1,265,326	Quikrete Holdings, Inc., First Lien Initial Term Loan, 4.4% (LIBOR + 275 bps), 11/15/23	1,272,092
	1,671,525	Summit Materials LLC, New Term Loan, 3.9% (LIBOR + 225 bps), 11/21/24	1,684,479
	746,255	Unifrax I LLC, Initial Dollar Term Loan, 5.19% (LIBOR + 350 bps), 4/4/24	755,117
			$7,809,237
		Construction & Engineering - 1.0%
	650,000(b)	American Traffic Solutions, Inc., Term Loan, 2/21/25	$654,875
	1,496,250	HD Supply Waterworks, Ltd., Initial Term Loan, 4.57% (LIBOR + 300 bps), 8/1/24	1,502,485
	945,749	Installed Building Products, Inc., Tranche B-1 Term Loan, 4.15% (LIBOR + 250 bps), 4/15/24	954,024
			$3,111,384
		Construction Machinery & Heavy Trucks - 1.5%
	743,702	Clark Equipment Co. (aka Doosan Bobcat, Inc.), Tranche B Term Loan, 4.19% (LIBOR + 250 bps), 5/18/24	$746,840
	1,728,125	Commercial Vehicle Group, Inc., Initial Term Loan, 7.65% (LIBOR + 600 bps), 4/12/23	1,741,086
	1,114,155	Navistar, Inc., Tranche B Term Loan, 5.08% (LIBOR + 350 bps), 11/6/24	1,119,726
	830,401	Terex Corp., Incremental US Term Loan, 3.65% (LIBOR + 200 bps), 1/31/24	833,905
			$4,441,557
		Electrical Components & Equipment - 1.8%
	925,806	DG Investment Intermediate Holdings 2, Inc. (aka Convergint Technologies Holdings LLC), First Lien Initial Term Loan, 4.66% (LIBOR + 300 bps), 2/3/25	$925,420
	2,189,665	Pelican Products, Inc., First Lien Term Loan, 5.94% (LIBOR + 425 bps), 4/10/20	2,203,350
	834,224	Southwire Co., LLC, Initial Term Loan, 4.08% (LIBOR + 250 bps), 2/10/21	839,568
	1,571,870	WireCo WorldGroup, Inc., First Lien Initial Term Loan, 7.48% (LIBOR + 550 bps), 9/29/23	1,588,571
			$5,556,909
		Industrial Conglomerates - 3.0%
	498,750	AI Aqua Merger Sub, Inc., 2017 First Lien Incremental Term Loan B, 5.15% (LIBOR + 350 bps), 12/13/23	$501,867
	892,937	AVSC Holding Corp., First Lien New Term Loan, 5.09% (LIBOR + 350 bps), 4/29/24	894,053
	349,783(b)	AVSC Holding Corp., Term Loan, 2/21/25	351,459
	207,422	CeramTec Service GmbH (CeramTec Acquisition Corp.), Dollar Term B-3 Loan, 4.73% (LIBOR + 275 bps), 8/30/20	207,422
	676,780	CeramTec Service GmbH (CeramTec Acquisition Corp.), Initial Dollar Term B-1 Loan, 4.73% (LIBOR + 275 bps), 8/30/20	676,780
	90,305	CeramTec Service GmbH (CeramTec Acquisition Corp.), Initial Dollar Term B-2 Loan, 4.73% (LIBOR + 275 bps), 8/30/20	90,305
	1,000,000(b)	CTC AcquiCo GmbH, Term Loan, 11/29/24	1,002,290
	1,259,434	DTI Holdco, Inc., Initial Term Loan, 7.02% (LIBOR + 525 bps), 10/2/23	1,265,731
	1,225,662	Filtration Group Corp., First Lien Term Loan, 4.98% (LIBOR + 300 bps), 11/23/20	1,239,323
	652,884	Gates Global LLC, Initial B-2 Dollar Term Loan, 4.44% (LIBOR + 275 bps), 4/1/24	658,138
	487,500	Hyster-Yale Materials Holding, Inc., Term Loan, 5.65% (LIBOR + 400 bps), 5/30/23	491,461
	893,413	Milacron LLC, Term B Loan, 4.4% (LIBOR + 275 bps), 9/28/23	895,088
	841,872	ProAmpac PG Borrower LLC, First Lien Initial Term Loan, 5.09% (LIBOR + 350/400 bps), 11/20/23	851,694
			$9,125,611
		Industrial Machinery - 2.5%
	437,125	Blount International, Inc., Refinancing Term Loan, 5.83% (LIBOR + 425 bps), 4/12/23	$444,092
	1,000,000	Circor International, Inc., Initial Term Loan, 5.08% (LIBOR + 350 bps), 12/11/24	1,006,042
	855,697	Columbus McKinnon Corp., Repriced Term Loan, 4.12% (LIBOR + 250 bps), 1/31/24	860,245
	Principal
	Amount
	USD ($)		Value
		Industrial Machinery - (continued)
	650,000(b)	EaglePicher Technologies LLC, Term Loan B, 2/21/25	$651,625
	1,153,951	Gardner Denver, Inc., Tranche B-1 Dollar Term Loan, 4.44% (LIBOR + 275 bps), 7/30/24	1,159,080
	1,940,400	Mueller Water Products, Inc., Initial Term Loan, 4.16% (LIBOR + 250 bps), 11/25/21	1,957,782
	584,550	NN, Inc., Tranche B Term Loan, 5.4% (LIBOR + 375 bps), 10/19/22	589,482
	940,385	Welbilt, Inc. (fka Manitowoc Foodservice, Inc.), Term B Loan, 4.4% (LIBOR + 275 bps), 3/3/23	949,495
			$7,617,843
		Trading Companies & Distributors - 0.1%
	263,509	WESCO Distribution, Inc., Tranche B-1 Term Loan, 4.65% (LIBOR + 300 bps/PRIME + 200 bps), 12/12/19	$263,838
		Total Capital Goods	$53,634,341
		COMMERCIAL & PROFESSIONAL SERVICES - 4.2%
		Diversified Support Services - 0.6%
	579,137(b)	Access CIG LLC, Term Loan, 2/14/25	$583,480
	298,496	Asurion LLC (fka Asurion Corp.), Replacement B-6 Term Loan, 4.4% (LIBOR + 275 bps), 11/3/23	300,386
	455,263	KAR Auction Services, Inc., Tranche B-4 Term Loan, 4.0% (LIBOR + 225 bps), 3/11/21	459,057
	595,202	KAR Auction Services, Inc., Tranche B-5 Term Loan, 4.25% (LIBOR + 250 bps), 3/9/23	599,294
			$1,942,217
		Environmental & Facilities Services - 1.6%
	882,415	Advanced Disposal Services, Inc. (fka ADS Waste Holdings, Inc.), Additional Term Loan, 3.72% (LIBOR + 225 bps), 11/10/23	$887,073
	1,029,951	Infiltrator Water Technologies LLC, First Lien Term B-2 Loan, 4.69% (LIBOR + 300 bps), 5/27/22	1,039,606
	570,327	Wastequip LLC, Term Loan, 6.15% (LIBOR + 450 bps), 8/9/19	571,753
	1,720,029	WCA Waste Systems, Inc., Initial Term Loan, 4.4% (LIBOR + 275 bps), 8/11/23	1,725,405
	553,293	Wrangler Buyer Corp. (aka Waste Industries USA, Inc.), Initial Term Loan, 4.65% (LIBOR + 300 bps), 9/27/24	557,393
			$4,781,230
		Human Resource & Employment Services - 0.2%
	200,000(b)	On Assignment, Inc., Term B Loan, 2/21/25	$201,150
	497,881	On Assignment, Inc., Tranche B-3 Term Loan, 3.65% (LIBOR + 200 bps), 6/3/22	501,304
			$702,454
		Office Services & Supplies - 0.6%
	350,000	Diamond (BC) BV, Term Loan, 4.65% (LIBOR + 300 bps), 9/6/24	$349,891
	1,411,990	West Corp., Term B Loan, 5.65% (LIBOR + 400 bps), 10/10/24	1,425,816
			$1,775,707
		Security & Alarm Services - 1.2%
	926,411	Allied Universal Holdco LLC (fka USAGM Holdco LLC), First Lien Initial Term Loan, 5.44% (LIBOR + 375 bps), 7/28/22	$917,726
	1,275,060	GW Honos Security Corp. (Garda World Security Corp.), Term B Loan, 7.0% (PRIME + 250 bps), 5/24/24	1,290,799
	1,598,356	Prime Security Services Borrower LLC, First Lien 2016-2 Refinancing Term B-1 Loan, 4.4% (LIBOR + 275 bps), 5/2/22	1,613,450
			$3,821,975
		Total Commercial & Professional Services	$13,023,583
		CONSUMER DURABLES & APPAREL - 2.4%
		Homefurnishing Retail - 0.9%
	1,864,658	Serta Simmons Bedding LLC, First Lien Initial Term Loan, 5.22% (LIBOR + 350 bps), 11/8/23	$1,807,553
	901,867	Serta Simmons Bedding LLC, Second Lien Initial Term Loan, 9.58% (LIBOR + 800 bps), 11/8/24	824,457
			$2,632,010
		Household Appliances - 0.5%
	1,246,875	Global Appliance, Inc., Tranche B Term Loan, 5.65% (LIBOR + 400 bps), 9/29/24	$1,266,357
	350,000	Ring Container Technologies Group LLC, First Lien Initial Term Loan, 4.4% (LIBOR + 275 bps), 10/31/24	351,969
			$1,618,326
		Housewares & Specialties - 0.9%
	676,510	Prestige Brands, Inc., Term B-4 Loan, 4.4% (LIBOR + 275 bps), 1/26/24	$681,725
	2,025,363	Reynolds Group Holdings, Inc., Incremental US Term Loan, 4.4% (LIBOR + 275 bps), 2/5/23	2,037,134
			$2,718,859
	Principal
	Amount
	USD ($)		Value
		Leisure Products - 0.1%
	324,095	Bombardier Recreational Products, Inc., Term B Loan, 4.15% (LIBOR + 250 bps), 6/30/23	$327,791
			$327,791
		Total Consumer Durables & Apparel	$7,296,986
		CONSUMER SERVICES - 8.5%
		Casinos & Gaming - 2.2%
	298,500	CityCenter Holdings LLC, Term B Loan, 4.15% (LIBOR + 250 bps), 4/18/24	$300,273
	494,871	Eldorado Resorts, Inc., Term Loan, 3.95% (LIBOR + 225 bps), 4/17/24	495,953
	2,059,149	Golden Nugget, Inc., Initial Term Loan B, 4.98% (LIBOR + 325 bps), 10/4/23	2,077,810
	2,833,814	Scientific Games International, Inc., Initial Term B-5 Loan, 4.45% (LIBOR + 275 bps), 8/14/24	2,850,196
	480,738	Station Casinos LLC, Term B Facility Loan, 4.15% (LIBOR + 250 bps), 6/8/23	482,414
	477,273	VICI Properties 1 LLC, Term B Loan, 3.6% (LIBOR + 200 bps), 12/20/24	480,355
			$6,687,001
		Education Services - 2.1%
	3,370,943	Bright Horizons Family Solutions LLC (fka Bright Horizons Family Solutions, Inc.), Term B Loan, 3.65% (LIBOR + 200 bps), 11/7/23	$3,394,118
	1,710,844	KUEHG Corp. (fka KC MergerSub, Inc.), Term B-2 Loan, 5.44% (LIBOR + 375 bps), 8/12/22	1,724,209
	1,303,228	Laureate Education, Inc., Series 2024 Term Loan, 5.15% (LIBOR + 350 bps), 4/26/24	1,313,106
			$6,431,433
		Hotels, Resorts & Cruise Lines - 0.5%
	536,975	Hilton Worldwide Finance LLC, Series B-2 Term Loan, 3.62% (LIBOR + 200 bps), 10/25/23	$540,600
	1,137,543	Sabre GLBL, Inc. (fka Sabre, Inc.), 2017 B-1 Incremental Term Loan, 3.9% (LIBOR + 225 bps), 2/22/24	1,142,343
			$1,682,943
		Leisure Facilities - 1.5%
	833,000	Cedar Fair LP, US Term B Loan, 3.9% (LIBOR + 225 bps), 4/13/24	$842,198
	1,580,967	Fitness International LLC, Term B Loan, 5.19% (LIBOR + 350 bps), 7/1/20	1,600,334
	851,602	Life Time Fitness, Inc., 2017 Refinancing Term Loan, 4.73% (LIBOR + 275 bps), 6/10/22	856,747
	1,286,450	Six Flags Theme Parks, Inc., Tranche B Term Loan, 3.61% (LIBOR + 200 bps/PRIME + 100 bps), 6/30/22	1,295,697
			$4,594,976
		Restaurants - 1.1%
	1,483,165	1011778 BC Unlimited Liability Co. (New Red Finance, Inc.) (aka Burger King/Tim Hortons), Term B-3 Loan, 3.92% (LIBOR + 225 bps), 2/16/24	$1,487,021
	550,000	IRB Holding Corp. (aka Arby's / Buffalo Wild Wings), Term B Loan, 4.83% (LIBOR + 325 bps), 2/5/25	556,050
	248,750	NPC International, Inc., First Lien Initial Term Loan, 5.15% (LIBOR + 350 bps), 4/19/24	251,238
	42,735(b)	TMK Hawk Parent Corp., First Lien Delayed Draw Term Loan, 8/28/24	43,064
	954,872	TMK Hawk Parent Corp., First Lien Initial Term Loan, 5.15% (LIBOR + 350 bps), 8/28/24	962,232
			$3,299,605
		Specialized Consumer Services - 1.1%
	1,990,000	Constellis Holdings LLC, First Lien Term B Loan, 6.69% (LIBOR + 500 bps), 4/21/24	$2,012,388
	1,386,248	Creative Artists Agency LLC, Refinancing Term Loan, 4.59% (LIBOR + 300 bps), 2/15/24	1,401,843
			$3,414,231
		Total Consumer Services	$26,110,189
		DIVERSIFIED FINANCIALS - 3.2%
		Asset Management & Custody Banks - 0.5%
	1,476,110	Vistra Group, Ltd., USD Term Loan, 4.9% (LIBOR + 325 bps), 10/26/22	$1,486,258
		Consumer Finance - 0.3%
	1,063,211	Trans Union LLC, 2017 Replacement Term B-3 Loan, 3.65% (LIBOR + 200 bps), 4/10/23	$1,067,597
		Diversified Capital Markets - 0.3%
	994,364	Freedom Mortgage Corp., Initial Term Loan, 7.1% (LIBOR + 550 bps), 2/23/22	$1,006,793
			$1,006,793
	Principal
	Amount
	USD ($)		Value
		Investment Banking & Brokerage - 0.7%
	925,000	Deerfield Dakota Holding LLC (fka Dakota Holding Corp.), Initial Term Loan, 4.83% (LIBOR + 325 bps), 2/13/25	$933,190
	628,930	Guggenheim Partners Investment Management Holdings LLC, Term B Loan, 4.4% (LIBOR + 275 bps), 7/21/23	633,253
	447,628	LPL Holdings, Inc., Tranche B Term Loan, 3.81% (LIBOR + 225 bps), 9/23/24	449,307
			$2,015,750
		Other Diversified Financial Services - 1.0%
	324,373	Delos Finance S.a.r.l., New Term Loan, 3.69% (LIBOR + 200 bps), 10/6/23	$325,488
	716,094	Fly Funding II S.a.r.l., Term Loan, 3.8% (LIBOR + 200 bps), 2/9/23	718,034
	1,957,750	Livingston International, Inc., First Lien Refinancing Term B-3 Loan, 7.44% (LIBOR + 575 bps), 3/20/20	1,957,750
			$3,001,272
		Specialized Finance - 0.4%
	1,217,399	DBRS, Ltd., Initial Term Loan, 7.23% (LIBOR + 525 bps), 3/4/22	$1,228,051
			$1,228,051
		Total Diversified Financials	$9,805,721
		ENERGY - 3.8%
		Oil & Gas Drilling - 0.8%
	1,000,000	Gavilan Resources LLC, Second Lien Initial Term Loan, 7.59% (LIBOR + 600 bps), 3/1/24	$1,007,500
	1,500,000	Traverse Midstream Partners LLC, Advance Term Loan, 5.85% (LIBOR + 400 bps), 9/27/24	1,514,732
			$2,522,232
		Oil & Gas Equipment & Services - 0.2%
	856,296	FR Dixie Acquisition Corp., Term Loan, 6.73% (LIBOR + 475 bps), 12/18/20	$492,370
		Oil & Gas Exploration & Production - 1.4%
	1,000,000	California Resources Corp., Term Loan, 11.97% (LIBOR + 1,038 bps), 12/31/21	$1,145,000
	1,000,000	Chesapeake Energy Corp., Term Loan Class A, 9.44% (LIBOR + 750 bps), 8/23/21	1,063,750
	400,000	Lucid Energy Group II Borrower LLC, Initial Term Loan, 4.59% (LIBOR + 300 bps), 2/17/25	401,062
	1,250,000	Medallion Midland Acquisition LLC, Initial Term Loan, 4.9% (LIBOR + 325 bps), 10/30/24	1,253,125
	597,246	MEG Energy Corp., Initial Term Loan, 5.2% (LIBOR + 350 bps), 12/31/23	599,272
			$4,462,209
		Oil & Gas Storage & Transportation - 1.0%
	1,195,887	Energy Transfer Equity LP, Refinanced Loan, 3.6% (LIBOR + 200 bps), 2/2/24	$1,197,569
	2,085,508	Gulf Finance LLC, Tranche B Term Loan, 6.95% (LIBOR + 525 bps), 8/25/23	1,923,011
			$3,120,580
		Pipeline - 0.4%
	1,196,000	Summit Midstream Partners Holdings LLC, Term Loan Credit Facility, 7.65% (LIBOR + 600 bps), 5/13/22	$1,217,429
		Total Energy	$11,814,820
		FOOD & STAPLES RETAILING - 1.8%
		Food Distributors - 0.9%
	894,505	CTI Foods Holding Co., LLC, First Lien Term Loan, 5.15% (LIBOR + 350 bps), 6/29/20	$814,000
	1,000,000	CTI Foods Holding Co., LLC, Second Lien Term Loan, 8.9% (LIBOR + 725 bps), 6/28/21	772,500
	1,113,157	Mill US Acquisition, First Lien Term Loan, 5.7% (LIBOR + 400 bps), 7/3/20	1,108,287
			$2,694,787
		Food Retail - 0.9%
	1,378,972	Albertson's LLC, 2017-1 Term B-6 Loan, 4.96% (LIBOR + 300 bps), 6/22/23	$1,360,551
	1,550,000	Packers Holdings LLC, Initial Term Loan, 4.74% (LIBOR + 325 bps), 12/4/24	1,554,844
			$2,915,395
		Total Food & Staples Retailing	$5,610,182
		FOOD, BEVERAGE & TOBACCO - 4.0%
		Packaged Foods & Meats - 3.8%
	796,747	Chobani LLC, First Lien New Term Loan, 5.15% (LIBOR + 350 bps), 10/10/23	$803,055
	1,000,000	Del Monte Foods, Inc., Second Lien Initial Term Loan, 9.06% (LIBOR + 725 bps), 8/18/21	643,333
	1,221,094	Dole Food Co., Inc., Tranche B Term Loan, 4.36% (LIBOR + 275 bps/PRIME + 175 bps), 4/6/24	1,227,527
	Principal
	Amount
	USD ($)		Value
		Packaged Foods & Meats - (continued)
	1,446,375	Give and Go Prepared Foods Corp. (fka GG Foods Acquisition Corp.), First Lien 2017 Term Loan, 6.19% (LIBOR + 425 bps), 7/29/23	$1,454,963
	1,683,925	Hearthside Group Holdings LLC, 2017 Replacement Term Loan, 4.65% (LIBOR + 300 bps), 6/2/21	1,692,345
	982,575	JBS USA Lux SA (fka JBS USA LLC), Initial Term Loan, 4.1% (LIBOR + 250 bps), 10/30/22	979,095
	1,926,343	Pinnacle Foods Finance LLC, Initial Term Loan, 3.58% (LIBOR + 200 bps), 2/2/24	1,941,153
	1,492,500	Post Holdings, Inc., Series A Incremental Term Loan, 3.9% (LIBOR + 225 bps), 5/24/24	1,496,956
	1,451,250	Shearer's Foods LLC, First Lien Term Loan, 5.63% (LIBOR + 394 bps), 6/30/21	1,462,134
			$11,700,561
		Soft Drinks - 0.2%
	500,000(b)	Sunshine Investments BV, Term Loan B, 1/29/25	$500,300
		Total Food, Beverage & Tobacco	$12,200,861
		HEALTH CARE EQUIPMENT & SERVICES - 15.1%
		Health Care Distributors - 0.3%
	1,000,000	PharMerica Corp., First Lien Initial Term Loan, 5.08% (LIBOR + 350 bps), 12/6/24	$1,007,500
		Health Care Equipment - 0.4%
	1,237,500	Cidron Healthcare, Ltd. (aka ConvaTec, Inc.), Term B Loan, 3.94% (LIBOR + 225 bps), 10/25/23	$1,245,621
		Health Care Facilities - 2.8%
	1,488,144	Acadia Healthcare Co., Inc., Tranche B-2 Term Loan, 4.4% (LIBOR + 275 bps), 2/16/23	$1,501,298
	1,435,095	ATI Holdings Acquisition, Inc., First Lien Initial Term Loan, 5.2% (LIBOR + 350 bps), 5/10/23	1,451,240
	168,215	CHS/Community Health Systems, Inc., Incremental 2019 Term G Loan, 4.73% (LIBOR + 275 bps), 12/31/19	166,979
	645,524	CHS/Community Health Systems, Inc., Incremental 2021 Term H Loan, 4.98% (LIBOR + 300 bps), 1/27/21	632,331
	1,957,790	Kindred Healthcare, Inc., New Term Loan, 5.25% (LIBOR + 350 bps), 4/9/21	1,967,579
	992,635	Quorum Health Corp., Term Loan, 8.4% (LIBOR + 675 bps), 4/29/22	1,014,473
	1,400,072	Select Medical Corp., Tranche B Term Loan, 5.21% (LIBOR + 350 bps/PRIME + 250 bps), 3/1/21	1,411,739
	470,588	Vizient, Inc., Term B-4 Loan, 4.4% (LIBOR + 275 bps), 2/13/23	474,511
			$8,620,150
		Health Care Services - 7.6%
	965,000	Aegis Toxicology Sciences Corp., First Lien Initial Term Loan, 6.17% (LIBOR + 450 bps), 2/24/21	$961,784
	1,500,000	Alliance HealthCare Services, Inc., Second Lien Initial Term Loan, 11.69% (LIBOR + 1,000 bps), 4/24/24	1,515,000
	257,589	Ardent Legacy Acquisitions, Inc. (Ardent Mergeco LLC), Term Loan, 7.15% (LIBOR + 550 bps), 8/4/21	258,233
	1,600,808(c)	CCS Medical, Inc., Second Lien Term Loan, 13.25% (13.25% PIK 0.0% cash) (PRIME + 900 bps), 5/1/18	24,012
	1,212,219	Concentra, Inc., First Lien Tranche B-1 Term Loan, 4.53% (LIBOR + 275 bps), 6/1/22	1,223,584
	857,870	DaVita HealthCare Partners, Inc., Term Loan B2, 4.4% (LIBOR + 275 bps), 6/24/21	865,018
	937,500	Diplomat Pharmacy, Inc., Initial Term B Loan, 6.1% (LIBOR + 450 bps), 12/20/24	952,734
	2,380,628	Envision Healthcare Corp. (fka Emergency Medical Services Corp.), Initial Term Loan, 4.65% (LIBOR + 300 bps), 12/1/23	2,392,531
	888,772	ExamWorks Group, Inc. (fka Gold Merger Co., Inc.), Term B-1 Loan, 4.9% (LIBOR + 325 bps), 7/27/23	893,772
	1,447,500	Genex Holdings, Inc., First Lien Term B Loan, 5.9% (LIBOR + 425 bps), 5/28/21	1,450,667
	1,283,799	Genoa Healthcare Co., LLC, First Lien Term Loan, 4.9% (LIBOR + 325 bps), 10/30/23	1,293,963
	100,000	Genoa Healthcare Co., LLC, Second Lien Initial Term Loan, 9.65% (LIBOR + 800 bps), 10/28/24	101,500
	606,738	GHX Ultimate Parent Corp., First Lien Initial Term Loan, 4.69% (LIBOR + 300 bps), 6/28/24	609,772
	1,468,671	HC Group Holdings III, Inc., First Lien Initial Term Loan, 6.65% (LIBOR + 500 bps), 4/7/22	1,496,208
	1,101,966	Jaguar Holding Co. I LLC (fka Jaguar Holding Co. I), 2017 Term Loan, 4.42% (LIBOR + 275 bps), 8/18/22	1,106,974
	474,379	MPH Acquisition Holdings LLC, Initial Term Loan, 4.69% (LIBOR + 300 bps), 6/7/23	477,307
	1,623,745	National Mentor Holdings, Inc., Tranche B Term Loan, 4.69% (LIBOR + 300 bps), 1/31/21	1,638,968
	1,305,620	nThrive, Inc. (fka Precyse Acquisition Corp.), Additional Term B-2 Loan, 6.15% (LIBOR + 450 bps), 10/20/22	1,311,060
	Principal
	Amount
	USD ($)		Value
		Health Care Services - (continued)
	1,646,321	NVA Holdings, Inc., First Lien Term B-3 Loan, 4.41% (LIBOR + 275 bps), 2/2/25	$1,649,408
	1,000,000	NVA Holdings, Inc., Second Lien Term Loan, 8.69% (LIBOR + 700 bps), 8/14/22	1,005,000
	496,250	Team Health Holdings, Inc., Initial Term Loan, 4.4% (LIBOR + 275 bps), 2/6/24	483,844
	1,760,947	US Renal Care, Inc., First Lien Initial Term Loan, 5.94% (LIBOR + 425 bps), 12/30/22	1,769,751
			$23,481,090
		Health Care Supplies - 1.6%
	1,093,547	Greatbatch, Ltd., New Term B Loan, 4.83% (LIBOR + 325 bps), 10/27/22	$1,104,619
	1,365,198	Halyard Health, Inc., Term Loan, 4.39% (LIBOR + 275 bps), 11/1/21	1,375,437
	671,625	Kinetic Concepts, Inc., Dollar Term Loan, 4.94% (LIBOR + 325 bps), 2/2/24	674,731
	1,803,744	Sterigenics-Nordion Holdings LLC, Incremental Term Loan, 4.65% (LIBOR + 300 bps), 5/15/22	1,810,734
			$4,965,521
		Health Care Technology - 1.5%
	1,574,262	Change Healthcare Holdings, Inc. (fka Emdeon, Inc.), Closing Date Term Loan, 4.4% (LIBOR + 275 bps), 3/1/24	$1,578,962
	1,250,000	Chloe OX Parent LLC, Initial Term Loan, 6.64% (LIBOR + 500 bps), 12/23/24	1,265,625
	1,125,775^	Medical Card System, Inc., Term Loan, 1.5% (LIBOR + 50 bps), 5/31/19	731,754
	1,140,987	Press Ganey Holdings, Inc., First Lien Replacement Term Loan, 4.65% (LIBOR + 300 bps), 10/23/23	1,150,021
			$4,726,362
		Managed Health Care - 0.9%
	349,456	MMM Holdings, Inc., MMM Term Loan, 10.32% (LIBOR + 875 bps), 6/30/19	$338,972
	254,053	MSO of Puerto Rico, Inc., MSO Term Loan, 10.32% (LIBOR + 875 bps), 6/30/19	246,431
	1,970,000(b)	Prospect Medical Holdings, Inc., Term B-1 Loan, 2/22/24	1,987,238
			$2,572,641
		Total Health Care Equipment & Services	$46,618,885
		HOUSEHOLD & PERSONAL PRODUCTS - 2.7%
		Cleaning Products - 0.5%
	497,500	Parfums Holding Co., Inc., First Lien Initial Term Loan, 6.44% (LIBOR + 475 bps), 6/30/24	$504,341
	1,000,000	Parfums Holding Co., Inc., Second Lien Initial Term Loan, 10.45% (LIBOR + 875 bps), 6/30/25	1,002,500
			$1,506,841
		Household Products - 1.8%
	1,500,000	Alphabet Holding Co., Inc. (aka Nature's Bounty), Term Loan, 9.4% (LIBOR + 775 bps), 9/26/25	$1,413,750
	498,750	Alphabet Holding Co., Inc. (aka Nature's Bounty), Term Loan B, 5.15% (LIBOR + 350 bps), 9/26/24	482,229
	958,558	Spectrum Brands, Inc., 2017 Refinanced USD Term Loan, 3.74% (LIBOR + 200 bps), 6/23/22	963,751
	1,233,724	Springer Science + Business Media GmbH, Initial Term B13 Loan, 5.15% (LIBOR + 350 bps), 8/15/22	1,239,406
	1,492,500	WKI Holding Co., Inc., Initial Term Loan, 5.77% (LIBOR + 400 bps), 5/1/24	1,501,828
			$5,600,964
		Personal Products - 0.4%
	494,909	Atrium Innovations, Inc., First Lien Initial Tranche B-1 Term Loan, 4.94% (LIBOR + 325 bps), 2/15/21	$495,012
	935,361	Revlon Consumer Products Corp., Initial Term Loan B, 5.15% (LIBOR + 350 bps), 9/7/23	750,961
			$1,245,973
		Total Household & Personal Products	$8,353,778
		INSURANCE - 3.3%
		Insurance Brokers - 0.4%
	1,269,455	NFP Corp., Term B Loan, 4.65% (LIBOR + 300 bps), 1/8/24	$1,275,485
		Life & Health Insurance - 0.6%
	1,866,201	Integro, Ltd., Initial Term Loan, 7.52% (LIBOR + 575 bps), 10/31/22	$1,866,201
		Multi-Line Insurance - 0.2%
	652,483	Alliant Holdings I LLC, Initial Term Loan, 4.9% (LIBOR + 325 bps), 8/12/22	$656,516
		Property & Casualty Insurance - 2.1%
	1,639,636	Acrisure LLC, First Lien 2017-2 Refinancing Term Loan, 5.99% (LIBOR + 425 bps), 11/22/23	$1,669,354
	Principal
	Amount
	USD ($)		Value
		Property & Casualty Insurance - (continued)
	500,000	Confie Seguros Holding II Co., Second Lien Term Loan, 11.48% (LIBOR + 950 bps), 5/8/19	$488,125
	2,379,346	Confie Seguros Holding II Co., Term B Loan, 7.23% (LIBOR + 525 bps), 4/19/22	2,385,295
	1,665,825	USI, Inc. (fka Compass Investors, Inc.), 2017 New Term Loan, 4.69% (LIBOR + 300 bps), 5/16/24	1,666,866
			$6,209,640
		Total Insurance	$10,007,842
		MATERIALS - 15.6%
		Construction Materials - 1.3%
	984,750	84 Lumber Co., Term B-1 Loan, 6.87% (LIBOR + 525 bps), 10/25/23	$997,675
	1,235,612	American Bath Group LLC, First Lien Replacement Term Loan, 6.94% (LIBOR + 525 bps), 9/30/23	1,251,058
	496,250	American Builders & Contractors Supply Co., Inc., Additional Term B-1 Loan, 4.15% (LIBOR + 250 bps), 10/31/23	499,662
	495,893	Associated Asphalt Partners LLC, Tranche B Term Loan, 6.9% (LIBOR + 525 bps), 4/5/24	478,536
	870,625	Penn Engineering & Manufacturing Corp., Tranche B Term Loan, 4.4% (LIBOR + 275 bps), 6/27/24	874,978
			$4,101,909
		Diversified Chemicals - 3.8%
	817,514	Allnex (Luxembourg) & Cy SCA (fka AI Chem & Cy SCA), Tranche B-2 Term Loan, 5.21% (LIBOR + 325 bps), 9/13/23	$822,624
	615,906	Allnex (Luxembourg) & Cy SCA (fka AI Chem & Cy SCA), Tranche B-3 Term Loan, 5.21% (LIBOR + 325 bps), 9/13/23	619,756
	500,000	Avantor, Inc., Initial Dollar Term Loan, 5.65% (LIBOR + 400 bps), 11/21/24	505,573
	1,240,921	Axalta Coating Systems Dutch Holding B BV (Axalta Coating Systems US Holdings, Inc.), Term B-2 Dollar Loan, 3.69% (LIBOR + 200 bps), 6/1/24	1,249,785
	1,211,675	Azelis Finance SA (Azelis US Holding, Inc.), 2017 Refinancing Dollar Term Loan, 5.44% (LIBOR + 375 bps), 12/16/22	1,222,277
	1,674,585	Nexeo Solutions LLC, Term B-1 Loan, 5.07% (LIBOR + 325 bps), 6/9/23	1,696,564
	563,862	Orion Engineered Carbons GmbH, Initial Dollar Term Loan, 4.19% (LIBOR + 250 bps), 7/25/24	567,915
	609,878	Plaskolite LLC, First Lien Term Loan, 5.69% (LIBOR + 400 bps), 11/3/22	614,452
	1,361,963	Tata Chemicals North America, Term Loan, 4.5% (LIBOR + 275 bps), 8/7/20	1,367,479
	408,140	Tronox, Ltd., First Lien Blocked Dollar Term Loan, 4.69% (LIBOR + 300 bps), 9/23/24	411,346
	941,860	Tronox, Ltd., First Lien Initial Dollar Term Loan, 4.69% (LIBOR + 300 bps), 9/23/24	949,261
	1,557,697	Univar USA, Inc., Term B-3 Loan, 4.15% (LIBOR + 250 bps), 7/1/24	1,567,311
			$11,594,343
		Diversified Metals & Mining - 1.2%
	1,728,125	Global Brass and Copper, Inc., Initial Term Loan, 4.94% (LIBOR + 325 bps), 7/18/23	$1,749,727
	1,000,000	Oxbow Carbon LLC, First Lien Tranche B Term Loan, 5.4% (LIBOR + 375 bps), 1/4/23	1,013,750
	982,695	US Silica Co., Term Loan, 4.75% (LIBOR + 300 bps), 7/23/20	987,404
			$3,750,881
		Fertilizers & Agricultural Chemicals - 0.5%
	1,706,250	Methanol Holdings (Trinidad), Ltd. (Methanol Holdings (Delaware) LLC), Initial Term Loan, 5.15% (LIBOR + 350 bps), 6/30/22	$1,707,274
		Metal & Glass Containers - 1.2%
	954,211	BWay Holding Co., Initial Term Loan, 4.96% (LIBOR + 325 bps), 4/3/24	$959,181
	1,434,109	Coveris Holdings SA (fka Exopack Holdings SA), USD Term B-1 Loan, 5.94% (LIBOR + 425 bps), 6/29/22	1,441,279
	1,304,689	Tank Holding Corp., Initial Term Loan, 5.93% (LIBOR + 425 bps), 3/16/22	1,307,950
			$3,708,410
		Paper Packaging - 3.0%
	1,004,333	Berry Global, Inc. (fka Berry Plastics Corp.), Term Q Loan, 3.62% (LIBOR + 200 bps), 10/1/22	$1,008,413
	2,018,101	Caraustar Industries, Inc., Refinancing Term Loan, 7.19% (LIBOR + 550 bps), 3/14/22	2,027,562
	1,510,925	Expera Specialty Solutions LLC, Term Loan B, 5.9% (LIBOR + 425 bps), 11/3/23	1,537,366
	1,101,313	Onex Wizard Acquisition Co. I S.a.r.l. (aka SIG Combibloc Group), Term Loan, 4.47% (LIBOR + 300 bps), 3/11/22	1,107,998
	Principal
	Amount
	USD ($)		Value
		Paper Packaging - (continued)
	997,500	Plastipak Holdings, Inc., Tranche B Term Loan, 4.45% (LIBOR + 275 bps), 10/14/24	$1,005,917
	1,050,000	Trident TPI Holdings, Inc., Tranche B-1 Term Loan, 4.9% (LIBOR + 325 bps), 10/17/24	1,055,250
	1,243,750	Twist Beauty International Holdings SA, Facility B, 5.41% (LIBOR + 375 bps), 4/22/24	1,255,669
			$8,998,175
		Paper Products - 0.6%
	305,556	Ranpak Corp., Second Lien Initial Term Loan, 8.84% (LIBOR + 725 bps), 10/3/22	$309,375
	1,561,014	Ranpak Corp., Tranche B-1 USD Term Loan, 4.9% (LIBOR + 325 bps), 10/1/21	1,570,770
			$1,880,145
		Specialty Chemicals - 2.0%
	1,454,684	Ferro Corp., US Dollar Term Loan, 4.15% (LIBOR + 250 bps), 2/14/24	$1,461,351
	349,125	H.B. Fuller Co., Commitment, 3.84% (LIBOR + 225 bps), 10/20/24	351,089
	1,084,330	MacDermid, Inc. (Platform Specialty Products Corp.), Tranche B-6 Term Loan, 4.65% (LIBOR + 300 bps), 6/7/23	1,093,818
	1,393,143	Omnova Solutions, Inc., Term B-2 Loan, 5.9% (LIBOR + 425 bps), 8/25/23	1,404,462
	1,345,139	PQ Corp., Third Amendment Tranche B-1 Term Loan, 4.29% (LIBOR + 250 bps), 2/8/25	1,353,666
	497,481	Versum Materials, Inc. (fka Versum Materials LLC), Term Loan, 3.69% (LIBOR + 200 bps), 9/29/23	501,601
			$6,165,987
		Steel - 2.0%
	1,960,431	Atkore International, Inc., First Lien Initial Incremental Term Loan, 4.45% (LIBOR + 275 bps), 12/22/23	$1,975,536
	997,500	Big River Steel LLC, Closing Date Term Loan, 6.69% (LIBOR + 500 bps), 8/23/23	1,021,191
	405,000(b)	Phoenix Services International LLC, Term Loan, 1/30/25	407,784
	860,741	TMS International Corp. (aka Tube City IMS Corp.), Term B-1 Loan, 4.63% (LIBOR + 300 bps), 8/14/24	865,045
	1,948,939	Zekelman Industries, Inc. (fka JMC Steel Group, Inc.), Term Loan, 4.41% (LIBOR + 275 bps), 6/14/21	1,962,642
			$6,232,198
		Total Materials	$48,139,322
		MEDIA – 12.6%
		Advertising - 1.7%
	1,931,295	CB Poly Investments LLC, First Lien Closing Date Term Loan, 6.4% (LIBOR + 475 bps), 8/16/23	$1,950,608
	611,200	Checkout Holding Corp., First Lien Term B Loan, 5.15% (LIBOR + 350 bps), 4/9/21	486,595
	1,130,021	Crossmark Holdings, Inc., First Lien Term Loan, 5.19% (LIBOR + 350 bps), 12/20/19	580,831
	342,128	Outfront Media Capital LLC (Outfront Media Capital Corp.), Term Loan, 3.62% (LIBOR + 200 bps), 3/18/24	344,449
	1,995,000	Red Ventures LLC (New Imagitas, Inc.), First Lien Term Loan, 5.65% (LIBOR + 400 bps), 11/8/24	2,011,417
			$5,373,900
		Broadcasting - 3.6%
	758,360	A-L Parent LLC (aka Learfield Communications), First Lien Initial Term Loan, 0.0% (LIBOR + 325 bps), 12/1/23	$765,944
	743,333	Beasley Mezzanine Holdings LLC, Initial Term Loan, 5.59% (LIBOR + 400 bps), 11/1/23	746,121
	194,513	CBS Radio, Inc., Term B-1 Loan, 4.62% (LIBOR + 275 bps), 11/18/24	195,941
	496,250	CSC Holdings LLC (fka CSC Holdings, Inc. (Cablevision), March 2017 Refinancing Term Loan, 3.84% (LIBOR + 225 bps), 7/17/25	495,158
	527,424	Gray Television, Inc., Term B-2 Loan, 3.83% (LIBOR + 225 bps), 2/7/24	531,004
	647,500	Hubbard Radio LLC, Term Loan, 4.9% (LIBOR + 325 bps), 5/27/22	652,558
	1,949,609	MediArena Acquisition BV (fka AP NMT Acquisition BV), First Lien Dollar Term B Loan, 7.44% (LIBOR + 575 bps), 8/13/21	1,951,071
	523,688	Raycom TV Broadcasting LLC, Tranche B-1 Term Loan, 3.87% (LIBOR + 225 bps), 8/23/24	524,997
	1,967,723	Sinclair Television Group, Inc., Tranche B Term Loan, 3.9% (LIBOR + 225 bps), 1/3/24	1,971,720
	1,238,842	Townsquare Media, Inc., Additional Term B Loan, 4.65% (LIBOR + 300 bps), 4/1/22	1,246,068
	2,099,635	Univision Communications, Inc., 2017 Replacement Repriced First Lien Term Loan, 4.4% (LIBOR + 275 bps), 3/15/24	2,077,326
			$11,157,908
	Principal
	Amount
	USD ($)		Value
		Cable & Satellite - 3.6%
	2,507,562	Altice US Finance I Corp., March 2017 Refinancing Term Loan, 3.9% (LIBOR + 225 bps), 7/28/25	$2,507,562
	348,250	Cable One, Inc., Incremental Term B-1 Loan, 3.95% (LIBOR + 225 bps), 5/1/24	350,427
	1,958,088	Charter Communications Operating LLC (aka CCO Safari LLC), Term B Loan, 3.65% (LIBOR + 200 bps), 4/30/25	1,965,431
	1,833,804	MCC Iowa LLC, Tranche M Term Loan, 3.48% (LIBOR + 200 bps), 1/15/25	1,842,113
	1,995,000	SFR Group SA, USD Term Loan B-12, 4.72% (LIBOR + 300 bps), 1/31/26	1,921,849
	285,000	Telenet Financing USD LLC, Term Loan AL Facility, 4.09% (LIBOR + 250 bps), 3/1/26	286,269
	1,099,000	UPC Financing Partnership, Facility AR, 4.09% (LIBOR + 250 bps), 1/15/26	1,100,145
	1,117,713	Virgin Media Bristol LLC, Facility K, 4.09% (LIBOR + 250 bps), 1/15/26	1,122,803
			$11,096,599
		Movies & Entertainment - 1.6%
	1,131,856	AMC Entertainment, Inc., Initial Term Loan, 3.84% (LIBOR + 225 bps), 12/15/22	$1,137,090
	1,000,000	CDS US Intermediate Holdings, Inc. (Cirque Du Soleil Canada, Inc.), Second Lien Initial Term Loan, 9.94% (LIBOR + 825 bps), 7/10/23	1,000,000
	257,353	Kasima LLC, Term Loan, 4.19% (LIBOR + 250 bps), 5/17/21	259,926
	473,242	Live Nation Entertainment, Inc., Term B-3 Loan, 3.94% (LIBOR + 225 bps), 10/31/23	477,580
	1,050,500	Seminole Hard Rock Entertainment, Inc., Term Loan, 4.44% (LIBOR + 275 bps), 5/14/20	1,058,379
	738,664	WMG Acquisition Corp., Tranche E Term Loan, 3.83% (LIBOR + 225 bps), 11/1/23	742,204
			$4,675,179
		Publishing - 2.1%
	719,015	DH Publishing LP, Term B-6 Loan, 3.98% (LIBOR + 225 bps), 8/20/23	$722,410
	661,409	Houghton Mifflin Holdings, Inc., Term Loan, 4.65% (LIBOR + 300 bps), 5/28/21	624,618
	42,020	Lee Enterprises, Inc., First Lien Term Loan, 7.9% (LIBOR + 625 bps), 3/31/19	42,151
	2,955,000	McGraw-Hill Global Education Holdings LLC, First Lien Term B Loan, 5.65% (LIBOR + 400 bps), 5/4/22	2,923,603
	1,701,247	Quincy Newspapers, Inc., Term Loan B, 4.92% (LIBOR + 325 bps/PRIME + 225 bps), 11/2/22	1,714,716
	549,911	Trader Corp., First Lien 2017 Refinancing Term Loan, 4.69% (LIBOR + 300 bps), 9/28/23	550,599
			$6,578,097
		Total Media	$38,881,683
		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 3.1%
		Biotechnology - 0.5%
	1,068,696	Alkermes, Inc., 2021 Term Loan, 4.28% (LIBOR + 275 bps), 9/25/21	$1,075,376
	446,625	Lantheus Holdings, Inc., Replacement Term Loan, 5.4% (LIBOR + 375 bps), 6/30/22	451,091
			$1,526,467
		Life Sciences Tools & Services - 1.3%
	1,745,625	Albany Molecular Research, Inc., First Lien Initial Term Loan, 4.9% (LIBOR + 325 bps), 8/30/24	$1,753,625
	1,000,000	Albany Molecular Research, Inc., Second Lien Initial Term Loan, 8.65% (LIBOR + 700 bps), 8/30/25	1,005,000
	429,436	Catalent Pharma Solutions, Inc. (fka Cardinal Health 409, Inc.), Dollar Term Loan, 3.9% (LIBOR + 225 bps), 5/20/24	431,698
	895,455	Explorer Holdings, Inc., Initial Term Loan, 5.52% (LIBOR + 375 bps), 5/2/23	905,529
			$4,095,852
		Pharmaceuticals - 1.3%
	1,601,950	Endo Luxembourg Finance Company I S.a.r.l., Initial Term Loan, 5.94% (LIBOR + 425 bps), 4/29/24	$1,602,751
	893,250	Horizon Pharma, Inc., Third Amendment Refinanced Term Loan, 4.88% (LIBOR + 325 bps), 3/29/24	920,047
	531,654	Mallinckrodt International Finance SA, 2017 Term B Loan, 4.44% (LIBOR + 275 bps), 9/24/24	531,174
	299,250	Parexel International Corp., Term Loan B, 4.4% (LIBOR + 275 bps), 9/27/24	299,587
	597,143	Valeant Pharmaceuticals International, Inc., Series F Tranche B Term Loan, 5.08% (LIBOR + 350 bps), 4/1/22	604,644
			$3,958,203
		Total Pharmaceuticals, Biotechnology & Life Sciences	$9,580,522
	Principal
	Amount
	USD ($)		Value
		REAL ESTATE - 1.6%
		Diversified REITs - 0.3%
	423,625	ESH Hospitality, Inc., Repriced Term Loan, 3.9% (LIBOR + 225 bps), 8/30/23	$426,626
	472,019	iStar, Inc. (fka iStar Financial, Inc.), Term Loan, 4.59% (LIBOR + 300 bps), 10/1/21	476,739
			$903,365
		Hotel & Resort REIT - 0.4%
	1,341,113	MGM Growth Properties Operating Partnership LP, Term B Loan, 3.9% (LIBOR + 225 bps), 4/25/23	$1,349,375
		Retail REIT - 0.3%
	909,088	DTZ US Borrower LLC, First Lien 2015-1 Additional Term Loan, 5.16% (LIBOR + 325 bps), 11/4/21	$910,143
		Specialized REIT - 0.6%
	1,950,362	Communications Sales & Leasing, Inc. (CSL Capital LLC), Shortfall Term Loan, 4.65% (LIBOR + 300 bps), 10/24/22	$1,878,427
		Total Real Estate	$5,041,310
		RETAILING - 3.6%
		Apparel Retail - 0.5%
	518,433	Hudson's Bay Co., Term Loan B, 4.9% (LIBOR + 325 bps), 9/30/22	$501,746
	1,130,608	Men's Wearhouse, Inc., Term Loan B, 5.15% (LIBOR + 350 bps), 6/18/21	1,136,732
			$1,638,478
		Automotive Retail - 0.4%
	1,095,268	CWGS Group LLC, Term Loan, 4.58% (LIBOR + 300 bps), 11/23/23	$1,105,879
		Department Stores - 0.3%
	448,875	Archroma Finance S.a.r.l., First Lien Facility B2, 5.97% (LIBOR + 425 bps), 8/12/24	$449,997
	490,446	J.C. Penney Corp., Inc., Term Loan, 6.23% (LIBOR + 425 bps), 6/23/23	470,461
			$920,458
		Internet & Direct Marketing Retail - 0.2%
	550,000(b)	Shutterfly, Inc., Initial Term B Loan, 8/19/24	$550,229
		Specialty Stores - 2.2%
	997,500	Bass Pro Group LLC, Initial Term Loan, 6.65% (LIBOR + 500 bps), 9/25/24	$999,246
	743,778	Michaels Stores, Inc., 2016 New Replacement Term B-1 Loan, 4.38% (LIBOR + 275 bps), 1/30/23	747,962
	723,104	Party City Holdings, Inc., 2018 Replacement Term Loan, 4.47% (LIBOR + 275 bps), 8/19/22	725,966
	2,440,670	PetSmart, Inc., Tranche B-2 Term Loan, 4.57% (LIBOR + 300 bps), 3/11/22	2,000,841
	2,493,750	Staples, Inc., Term Loan B, 5.79% (LIBOR + 400 bps), 9/12/24	2,479,877
			$6,953,892
		Total Retailing	$11,168,936
		SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.6%
		Semiconductor Equipment - 0.8%
	223,668	Entegris, Inc., New Tranche B Term Loan, 3.9% (LIBOR + 225 bps), 4/30/21	$224,786
	1,720,623	MACOM Technology Solutions Holdings, Inc. (fka M/A-COM Technology Solutions Holdings, Inc.), Initial Term Loan, 3.9% (LIBOR + 225 bps), 5/17/24	1,702,073
	248,111	Micron Technology, Inc., Term Loan, 3.65% (LIBOR + 200 bps), 4/26/22	249,816
	242,529	MKS Instruments, Inc., Tranche B-3 Term Loan, 3.65% (LIBOR + 200 bps), 5/1/23	244,348
			$2,421,023
		Semiconductors - 0.8%
	497,500	Bright Bidco BV (aka Lumileds LLC), 2018 Refinancing Term B Loan, 5.19% (LIBOR + 350 bps), 6/30/24	$505,740
	285,644	Microsemi Corp., Term Loan B, 3.74% (LIBOR + 200 bps), 1/15/23	286,971
	1,191,313	Mirion Technologies (Finance) LLC (Mirion Technologies, Inc.), First Lien Initial Term Loan, 6.44% (LIBOR + 475 bps), 3/31/22	1,189,452
	417,499	ON Semiconductor Corp., 2017 New Replacement Term B-2 Loan, 3.65% (LIBOR + 200 bps), 3/31/23	420,137
			$2,402,300
		Total Semiconductors & Semiconductor Equipment	$4,823,323
		SOFTWARE & SERVICES - 9.2%
		Application Software - 2.1%
	798,000	Applied Systems, Inc., First Lien Initial Term Loan, 4.94% (LIBOR + 325 bps), 9/19/24	$803,629
	750,000	Applied Systems, Inc., Second Lien Initial Term Loan, 8.69% (LIBOR + 700 bps), 9/19/25	775,312
	594,015	Greeneden US Holdings I LLC, Tranche B-2 Dollar Term Loan, 5.44% (LIBOR + 375 bps), 12/1/23	597,666
	Principal
	Amount
	USD ($)		Value
		Application Software - (continued)
	760,996	Infor (US), Inc. (fka Lawson Software, Inc.), Tranche B-6 Term Loan, 4.44% (LIBOR + 275 bps), 2/1/22	$762,898
	508,981	Quest Software US Holdings, Inc., First Lien 2017 Incremental Term Loan, 7.27% (LIBOR + 550 bps), 10/31/22	518,578
	1,714,134	STG-Fairway Acquisitions, Inc., First Lien Term Loan, 6.94% (LIBOR + 525 bps), 6/30/22	1,709,849
	1,324,964	Verint Systems, Inc., Refinancing Term Loan, 3.58% (LIBOR + 100/200 bps), 6/28/24	1,329,932
			$6,497,864
		Data Processing & Outsourced Services - 1.3%
	296,954	Black Knight InfoServ LLC, Term B Loan, 3.94% (LIBOR + 225 bps), 5/27/22	$299,058
	1,753,336	First Data Corp., 2022D New Dollar Term Loan, 3.87% (LIBOR + 225 bps), 7/8/22	1,758,206
	1,131,090	First Data Corp., 2024A New Dollar Term Loan, 3.87% (LIBOR + 225 bps), 4/26/24	1,134,555
	738,750	WEX, Inc., Term B-2 Loan, 3.9% (LIBOR + 225 bps), 6/30/23	744,985
			$3,936,804
		Home Entertainment Software - 0.5%
	1,241,064	MA Financeco., LLC (aka Micro Focus International Plc), Tranche B-2 Term Loan, 4.15% (LIBOR + 250 bps), 11/19/21	$1,242,228
	97,000	MA Financeco., LLC (aka Micro Focus International Plc), Tranche B-3 Term Loan, 4.4% (LIBOR + 275 bps), 6/21/24	97,334
			$1,339,562
		Internet Software & Services - 1.2%
	930,413	Avast Holding BV, Refinancing Dollar Term Loan, 4.44% (LIBOR + 275 bps), 9/30/23	$937,536
	908,093	Match Group, Inc. (fka The Match Group, Inc.), Additional Term B-1 Loan, 4.09% (LIBOR + 250 bps), 11/16/22	914,336
	1,886,396	Rackspace Hosting, Inc., First Lien Term B Loan, 4.79% (LIBOR + 300 bps), 11/3/23	1,894,649
			$3,746,521
		IT Consulting & Other Services - 2.6%
	770,732	Booz Allen Hamilton, Inc., New Refinancing Tranche B Term Loan, 3.9% (LIBOR + 225 bps), 6/30/23	$775,870
	999,917	Evergreen Skills Lux S.a.r.l., Second Lien Initial Term Loan, 9.9% (LIBOR + 825 bps), 4/28/22	890,926
	993,926	Go Daddy Operating Co., LLC (GD Finance Co, Inc.), Tranche B-1 Term Loan, 3.9% (LIBOR + 225 bps), 2/15/24	997,032
	470,259	Kronos, Inc., First Lien Incremental Term Loan, 5.3% (LIBOR + 350 bps), 11/1/23	473,917
	1,492,500	Peraton Corp. (fka MHVC Acquisition Corp.), First Lien Initial Term Loan, 6.95% (LIBOR + 525 bps), 4/29/24	1,503,694
	700,000	Rocket Software, Inc., Second Lien Term Loan, 11.19% (LIBOR + 950 bps), 10/14/24	710,062
	1,344,063	Sitel Worldwide Corp., First Lien Term B-1 Loan, 7.25% (LIBOR + 550 bps), 9/18/21	1,353,023
	1,343,873	Tempo Acquisition LLC, Initial Term Loan, 4.65% (LIBOR + 300 bps), 5/1/24	1,349,123
			$8,053,647
		Systems Software - 1.5%
	1,881,017	EZE Software Group LLC, First Lien Term B-2 Loan, 4.67% (LIBOR + 300 bps), 4/6/20	$1,891,598
	322,697	Ivanti Software, Inc. (fka LANDesk Group, Inc.), First Lien Term Loan, 5.9% (LIBOR + 425 bps), 1/20/24	318,260
	498,750	Project Silverback Holdings Corp., First Lien New Term Loan, 5.4% (LIBOR + 350 bps), 8/21/24	502,491
	1,225,999	Rovi Solutions Corp., Term B Loan, 4.15% (LIBOR + 250 bps), 7/2/21	1,235,960
	653,000	Seattle Spinco, Inc. (aka Micro Focus International Plc), Initial Term Loan, 4.4% (LIBOR + 275 bps), 6/21/24	655,245
			$4,603,554
		Total Software & Services	$28,177,952
		TECHNOLOGY HARDWARE & EQUIPMENT - 2.7%
		Communications Equipment - 0.8%
	2,000,000	Avaya, Inc., Initial Term Loan, 6.34% (LIBOR + 475 bps), 12/15/24	$2,011,608
	354,500	Commscope, Inc., Tranche 5 Term Loan, 3.65% (LIBOR + 200 bps), 12/29/22	357,048
			$2,368,656
		Electronic Components - 0.2%
	653,600	Generac Power Systems, Inc., 2017-2 New Term Loan, 3.69% (LIBOR + 200 bps), 5/31/23	$656,664
		Electronic Manufacturing Services - 0.2%
	855,588	4L Technologies, Inc. (fka Clover Holdings, Inc.), Term Loan, 6.15% (LIBOR + 450 bps), 5/8/20	$679,123
	Principal
	Amount
	USD ($)		Value
		Technology Distributors - 0.6%
	784,953	CDW LLC (aka AP Exhaust Acquisition LLC) (fka CDW Corp.), Term Loan, 3.7% (LIBOR + 200 bps), 8/17/23	$788,700
	836,818	SS&C Technologies Holdings, Inc., 2017 Refinancing New Term B-1 Loan, 3.9% (LIBOR + 225 bps), 7/8/22	842,048
	13,104	SS&C Technologies Holdings, Inc., 2017 Refinancing New Term B-2 Loan, 3.9% (LIBOR + 225 bps), 7/8/22	$13,186
			$1,643,934
		Technology Hardware, Storage & Peripherals - 0.9%
	1,133,265	Dell International LLC, Refinancing Term B Loan, 3.65% (LIBOR + 200 bps), 9/7/23	$1,134,276
	875,881	Diebold Nixdorf, Inc. (fka Diebold, Inc.), New Dollar Term B Loan, 4.38% (LIBOR + 275 bps), 11/6/23	878,618
	654,722	Western Digital Corp., US Term B-3 Loan, 3.6% (LIBOR + 200 bps), 4/29/23	658,814
			$2,671,708
		Total Technology Hardware & Equipment	$8,020,085
		TELECOMMUNICATION SERVICES - 2.7%
		Integrated Telecommunication Services - 1.9%
	1,750,000	CenturyLink, Inc., Initial Term B Loan, 4.4% (LIBOR + 275 bps), 1/31/25	$1,725,500
	241,272	Cincinnati Bell, Inc., Term Loan, 5.44% (LIBOR + 375 bps), 10/2/24	243,559
	597,000	Frontier Communications Corp., Term B-1 Loan, 5.4% (LIBOR + 375 bps), 6/15/24	587,746
	954,453	GCI Holdings, Inc., New Term B Loan, 3.9% (LIBOR + 225 bps), 2/2/22	958,330
	1,243,406	Level 3 Financing, Inc., Tranche B 2024 Term Loan, 3.85% (LIBOR + 225 bps), 2/22/24	1,246,848
	250,000	Securus Technologies Holdings, Inc., Second Lien Term Loan, 9.9% (LIBOR + 825 bps), 11/1/25	254,219
	250,000	Securus Technologies Holdings, Inc., Term Loan, 6.15% (LIBOR + 450 bps), 11/1/24	253,125
	545,743	Windstream Services LLC (fka Windstream Corp.), 2016 Term Loan Tranche B-6, 5.59% (LIBOR + 400 bps), 3/29/21	518,684
			$5,788,011
		Wireless Telecommunication Services - 0.8%
	350,000	Intelsat Jackson Holdings SA, Tranche B-4 Term Loan, 6.46% (LIBOR + 450 bps), 1/2/24	$357,438
	2,059,438	Sprint Communications, Inc., Initial Term Loan, 4.19% (LIBOR + 250 bps), 2/2/24	2,062,269
			$2,419,707
		Total Telecommunication Services	$8,207,718
		TRANSPORTATION - 4.5%
		Airlines - 2.8%
	837,900	Air Canada, Replacement Term Loan, 3.98% (LIBOR + 200 bps), 10/6/23	$842,877
	1,242,388	American Airlines, Inc., 2017 Class B Term Loan, 3.59% (LIBOR + 200 bps), 12/14/23	1,244,588
	2,881,181	American Airlines, Inc., 2017 Replacement Term Loan, 3.63% (LIBOR + 200 bps), 6/27/20	2,889,465
	2,079,000	American Airlines, Inc., Replacement Class B Term Loan, 3.65% (LIBOR + 200 bps), 4/28/23	2,081,742
	1,425,000	Delta Air Lines, Inc., 2014 Term B-1 Loan, 4.09% (LIBOR + 250 bps), 10/18/18	1,433,238
	238,820	United Air Lines, Inc., Class B Term Loan, 3.77% (LIBOR + 200 bps), 4/1/24	240,253
			$8,732,163
		Marine - 0.7%
	1,571,151	Commercial Barge Line Co., Initial Term Loan, 10.4% (LIBOR + 875 bps), 11/12/20	$941,954
	1,203,126	Navios Maritime Partners LP, Initial Term Loan, 6.54% (LIBOR + 500 bps), 9/14/20	1,210,895
			$2,152,849
		Trucking - 1.0%
	399,000	PODS, Inc., Tranche B-3 Term Loan, 4.58% (LIBOR + 300 bps), 12/6/24	$402,325
	768,000	Syncreon Global Finance, Inc., Term Loan, 6.02% (LIBOR + 425 bps), 10/28/20	682,321
	1,951,022	YRC Worldwide, Inc., Tranche B-1 Term Loan, 10.27% (LIBOR + 850 bps), 7/26/22	1,969,923
			$3,054,569
		Total Transportation	$13,939,581
	Principal
	Amount
	USD ($)		Value
		UTILITIES - 3.0%
		Electric Utilities - 1.6%
	1,306,989	APLP Holdings, Ltd., Partnership, Term Loan, 5.15% (LIBOR + 350 bps), 4/13/23	$1,322,183
	1,450,000	Calpine Construction Finance Co., LP, Term B Loan, 4.15% (LIBOR + 250 bps), 1/15/25	1,455,567
	325,000	Compass Power Generation LLC, Term Loan, 5.39% (LIBOR + 375 bps), 12/20/24	328,453
	231,194	Helix Gen Funding LLC, Term Loan, 5.44% (LIBOR + 375 bps), 6/3/24	233,650
	1,040,821	TPF II Power LLC (TPF II Convert Midco LLC), Term Loan, 5.4% (LIBOR + 375 bps), 10/2/23	1,055,413
	78,571	Vistra Operations Co., LLC (fka Tex Operations Co., LLC), Initial Term C Loan, 4.15% (LIBOR + 250 bps), 8/4/23	79,097
	443,379	Vistra Operations Co., LLC (fka Tex Operations Co., LLC), Initial Term Loan, 4.15% (LIBOR + 250 bps), 8/4/23	446,347
			$4,920,710
		Independent Power Producers & Energy Traders - 1.2%
	1,211,380	Calpine Corp., Term Loan, 4.2% (LIBOR + 250 bps), 1/15/24	$1,215,828
	1,189,487	NRG Energy, Inc., Term Loan, 3.94% (LIBOR + 225 bps), 6/30/23	1,195,847
	1,376,035	TerraForm AP Acquisition Holdings LLC, Term Loan, 5.94% (LIBOR + 425 bps), 6/27/22	1,387,646
			$3,799,321
		Water Utilities - 0.2%
	371,250	Culligan NewCo, Ltd., First Lien Tranche B-1 Term Loan, 5.15% (LIBOR + 350 bps), 12/13/23	$373,571
	310,093	WTG Holdings III Corp., Refinancing 2017-2 First Lien Term Loan, 4.69% (LIBOR + 300 bps), 12/20/24	313,387
			$686,958
		Total Utilities	$9,406,989
		TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
		(Cost $409,556,378)	$407,559,736
		ASSET BACKED SECURITY - 0.2% of Net Assets
		BANKS - 0.2%
		Thrifts & Mortgage Finance - 0.2%
	500,000(a)	Hertz Fleet Lease Funding LP, Series 2016-1, Class E, 5.081% (1 Month USD LIBOR + 350 bps), 4/10/30 (144A)	$502,396
		Total Banks	$502,396
		TOTAL ASSET BACKED SECURITY
		(Cost $503,250)	$502,396
		CORPORATE BONDS & NOTES - 7.7% of Net Assets
		AUTOMOBILES & COMPONENTS - 0.3%
		Auto Parts & Equipment - 0.3%
	1,000,000	International Automotive Components Group SA, 9.125%, 6/1/18 (144A)	$970,000
		Total Automobiles & Components	$970,000
		BANKS - 0.4%
		Diversified Banks - 0.4%
	1,100,000(d)(e)	BNP Paribas SA, 7.625% (5 Year USD Swap Rate + 631 bps) (144A)	$1,196,250
		Total Banks	$1,196,250
		CAPITAL GOODS - 0.3%
		Trading Companies & Distributors - 0.3%
	900,000	United Rentals North America, Inc., 4.625%, 7/15/23	$920,250
		Total Capital Goods	$920,250
		ENERGY - 0.8%
		Oil & Gas Exploration & Production - 0.2%
	245,000	Gulfport Energy Corp., 6.625%, 5/1/23	$251,738
	419,000	WPX Energy, Inc., 7.5%, 8/1/20	448,330
			$700,068
		Oil & Gas Storage & Transportation - 0.6%
	1,000,000(a)	Golar LNG Partners LP, 6.304% (3 Month USD LIBOR + 440 bps), 5/22/20	$980,000
	800,000(a)	Golar LNG Partners LP, 8.089% (3 Month USD LIBOR + 625 bps), 5/18/21 (144A)	815,979
			$1,795,979
		Total Energy	$2,496,047
		HEALTH CARE EQUIPMENT & SERVICES - 0.3%
		Health Care Facilities - 0.3%
	200,000	CHS/Community Health Systems, Inc., 6.25%, 3/31/23	$182,000
	1,000,000	CHS/Community Health Systems, Inc., 6.875%, 2/1/22	652,500
		Total Health Care Equipment & Services	$834,500
		INSURANCE - 2.3%
		Reinsurance - 2.3%
	500,000(a)	Alamo Re, Ltd., 6.459% (3 Month U.S. Treasury Bill + 481 bps), 6/7/18 (144A) (Cat Bond)	$501,700
	Principal
	Amount
	USD ($)		Value
		Reinsurance - (continued)
	856,208+(f)(g)	Berwick Re 2018, Variable Rate Notes, 12/31/21	$867,082
	250,000+(f)(g)	Carnoustie, Variable Rate Notes, 11/30/20	27,050
	250,000+(f)(g)	Carnoustie, Variable Rate Notes, 11/30/21	75,350
	400,000+(f)(g)	Eden Re II, Ltd., Variable Rate Notes, 3/22/22 (144A)	403,360
	250,000+(f)(g)	Gleneagles, Variable Rate Notes, 11/30/20	29,300
	400,000+(f)(g)	Gullane, Variable Rate Notes, 11/30/20	8,720
	400,000+(f)(g)	Gullane, Variable Rate Notes, 11/30/21	379,800
	250,000+(f)(g)	Harambee Co-operative Savings and Credit Society, Ltd., Variable Rate Notes, 12/31/21	250,350
	250,000+(f)(g)	Kilarney Re, Variable Rate Notes, 4/15/19	277,825
	400,000(a)	Kilimanjaro II Re, Ltd., 7.544% (6 Month USD LIBOR + 600 bps), 4/20/21 (144A) (Cat Bond)	394,160
	250,000(a)	Kilimanjaro Re, Ltd., Series 2015-1, Class D, 10.902% (3 Month U.S. Treasury Bill + 925 bps), 12/6/19 (144A) (Cat Bond)	243,800
	250,000(a)	Kilimanjaro Re, Ltd., Series 2015-1, Class E, 8.402% (3 Month U.S. Treasury Bill + 675 bps), 12/6/19 (144A) (Cat Bond)	249,450
	250,000+(f)(g)	Madison Re, Variable Rate Notes, 3/31/19	15,875
	300,000+(f)(g)	Merion Re, Inc., Variable Rate Notes, 12/31/21	310,140
	400,000+(f)(g)	Pangaea Re, Series 2016-1, Variable Rate Notes, 11/30/20	3,819
	400,000+(f)(g)	Pangaea Re, Series 2017-1, Variable Rate Notes, 11/30/21	32,914
	400,000+(f)(g)	Pangaea Re, Series 2018-1, Variable Rate Notes, 12/31/21	402,040
	400,000+(f)(g)	Pinehurst, Variable Rate Notes, 3/31/18	402,560
	400,000+(f)(g)	Pinehurst, Variable Rate Notes, 1/15/19	379,680
	300,000+(f)(g)	Resilience Re, Ltd., Variable Rate Notes, 4/6/18	267,000
	300,000+(f)(g)	Resilience Re, Ltd., Variable Rate Notes, 1/8/19 (144A)	300,000
	250,000+(f)(g)	Resilience Re, Ltd., Variable Rate Notes, 10/15/19	252,375
	400,000+(f)(g)	St. Andrews, Variable Rate Notes, 2/1/19	415,800
	347,597+(f)(g)	St. Andrews, Variable Rate Notes, 6/1/19	380,758
	250,000(a)	Ursa Re, Ltd., 3.5% (ZERO + 350 bps), 5/27/20 (144A) (Cat Bond)	249,425
		Total Insurance	$7,120,333
		MATERIALS - 0.3%
		Commodity Chemicals - 0.3%
	758,000	Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 4/1/25 (144A)	$819,587
		Total Materials	$819,587
		MEDIA - 0.6%
		Broadcasting - 0.1%
	300,000	CSC Holdings LLC, 5.5%, 4/15/27 (144A)	$295,500
		Cable & Satellite - 0.5%
	750,000	Hughes Satellite Systems Corp., 5.25%, 8/1/26	$731,250
	1,000,000	Sirius XM Radio, Inc., 3.875%, 8/1/22 (144A)	980,000
			$1,711,250
		Total Media	$2,006,750
		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.3%
		Pharmaceuticals - 0.3%
	1,000,000	Valeant Pharmaceuticals International, Inc., 5.5%, 11/1/25 (144A)	$989,375
		Total Pharmaceuticals, Biotechnology & Life Sciences	$989,375
		RETAILING - 0.1%
		Automotive Retail - 0.1%
	208,000	Penske Automotive Group, Inc., 3.75%, 8/15/20	$206,440
		Total Retailing	$206,440
		TELECOMMUNICATION SERVICES - 1.2%
		Integrated Telecommunication Services - 0.8%
	1,000,000	Frontier Communications Corp., 11.0%, 9/15/25	$783,750
	2,000,000	Windstream Services LLC/Windstream Finance Corp., 8.625%, 10/31/25 (144A)	1,870,000
			$2,653,750
		Wireless Telecommunication Services - 0.4%
EUR	1,000,000(a)	Wind Tre S.p.A., 2.75% (3 Month EURIBOR + 275 bps), 1/20/24	$1,125,659
		Total Telecommunication Services	$3,779,409
		TRANSPORTATION - 0.4%
		Airlines - 0.4%
	365,000	Air Canada 2015-1 Class C Pass Through Trust, 5.0%, 3/15/20 (144A)	$370,103
	1,000,000	Intrepid Aviation Group Holdings LLC/Intrepid Finance Co., 6.875%, 2/15/19 (144A)	990,000
		Total Transportation	$1,360,103
		UTILITIES - 0.4%
		Independent Power Producers & Energy Traders - 0.4%
	1,125,000	NRG Energy, Inc., 6.25%, 7/15/22	$1,161,562
		Total Utilities	$1,161,562
		TOTAL CORPORATE BONDS & NOTES
		(Cost $24,053,030)	$23,860,606
	Principal
	Amount
	USD ($)		Value
		U.S. GOVERNMENT AND AGENCY OBLIGATION - 2.6% of Net Assets
	8,000,000(a)	U.S. Treasury Notes, 1.842% (3 Month Treasury Yield + 19 bps), 4/30/18	$8,003,236
			–
		TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATION
		(Cost $8,001,748)	$8,003,236
	Shares
		EXCHANGE-TRADED FUNDS - 1.7% of Net Assets
		DIVERSIFIED FINANCIALS - 1.7%
		Asset Management & Custody Banks - 0.6%
	40,000	BlackRock Floating Rate Income Strategies Fund, Inc.	$580,000
	30,000	Eaton Vance Floating-Rate Income Trust	439,500
	50,000	First Trust Senior Floating Rate Income Fund II	652,500
	50,000	Invesco Senior Income Trust	220,000
			$1,892,000
		Other Diversified Financial Services - 1.1%
	27,000	iShares iBoxx $ High Yield Corporate Bond ETF	$2,326,860
	42,000	PowerShares Senior Loan Portfolio	970,200
			$3,297,060
		Total Diversified Financials	$5,189,060
		TOTAL EXCHANGE-TRADED FUNDS
		(Cost $5,127,287)	$5,189,060
		COMMON STOCKS - 0.1% of Net Assets
		CONSUMER DURABLES & APPAREL - 0.0%†
		Homebuilding - 0.0%†
	31,348^(h)	WAICCS Las Vegas 3 LLC	$100,000
		Total Consumer Durables & Apparel	$100,000
		HEALTH CARE EQUIPMENT & SERVICES - 0.0%†
		Health Care Technology - 0.0%†
	209,625^(h)	Medical Card System, Inc.	$2,096
		Total Health Care Equipment & Services	$2,096
		MEDIA - 0.0%†
		Publishing - 0.0%†
	1,242(h)	Solocal Group SA	$1,785
		Total Media	$1,785
		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%†
		Biotechnology - 0.0%†
	2,454(h)	Progenics Pharmaceuticals, Inc.	$16,393
		Total Pharmaceuticals, Biotechnology & Life Sciences	$16,393
		RETAILING - 0.1%
		Computer & Electronics Retail - 0.1%
	91,346^(h)	Targus Cayman SubCo., Ltd.	$179,952
		Total Retailing	$179,952
		TRANSPORTATION - 0.0%†
		Airlines - 0.0%†
	732	Delta Air Lines, Inc.	$39,455
		Total Transportation	$39,455
		UTILITIES - 0.0%†
		Independent Power Producers & Energy Traders - 0.0%†
	775	NRG Energy, Inc.	$20,041
		Total Utilities	$20,041
		TOTAL COMMON STOCKS
		(Cost $831,665)	$359,722
	Principal
	Amount
	USD ($)
		TEMPORARY CASH INVESTMENTS - 3.9% of Net Assets
		REPURCHASE AGREEMENTS - 2.3%
	1,365,000	$1,365,000 RBC Capital Markets LLC, 1.35%, dated 2/28/18 plus accrued interest on 3/1/18 collateralized by the following: $1,392,301 Federal National Mortgage Association, 3.5%, 2/1/46 - 10/1/47.	$1,365,000
	3,790,000	$3,790,000 ScotiaBank, 1.36%, dated 2/28/18 plus accrued interest on 3/1/18 collateralized by the following:	3,790,000
		$1,418,824 Freddie Mac Giant, 4.5%, 1/1/44
		$2,102,497 Federal National Mortgage Association, 3.0% - 4.5%, 7/1/28 - 1/1/48
		$344,625 Government National Mortgage Association, 4.0%, 4/20/47.
	Principal		Value
	Amount
	USD ($)
		REPURCHASE AGREEMENTS - (continued)
	890,000	$890,000 TD Securities USA LLC, 1.34%, dated 2/28/18 plus accrued interest on 3/1/18 collateralized by the following:	$890,000
		$907,842 U.S. Treasury Notes, 2.0%, 8/31/21.
	890,000	$890,000 TD Securities USA LLC, 1.36%, dated 2/28/18 plus accrued interest on 3/1/18 collateralized by the following:	890,000
		$907,842 U.S. Treasury Notes, 2.0%, 8/31/21.
			$6,935,000
		TREASURY BILLS - 1.6%
	500,000(i)	U.S. Treasury Bills, 3/1/18	$500,000
	1,135,000(i)	U.S. Treasury Bills, 3/15/18	1,134,427
	3,415,000(i)	U.S. Treasury Bills, 3/29/18	3,411,075
			$5,045,502
		TOTAL TEMPORARY CASH INVESTMENTS
		(Cost $11,980,535)	$11,980,502
		TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 148.6%
		(Cost $460,053,893)	$457,455,258
		OTHER ASSETS AND LIABILITIES - (48.6)%	$(149,671,633)
		NET ASSETS - 100.0%	$307,783,625
bps	Basis Points.
LIBOR	London Interbank Offered Rate.
PRIME	U.S. Federal Funds Rate.
REIT	Real Estate Investment Trust.
ZERO	Zero Constant Index.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At February 28, 2018, the value of these securities amounted to $12,141,085, or 3.9% of net assets.

(Cat Bond)	Catastrophe or event-linked bond. At February 28, 2018, the value of these securities amounted to $1,638,535, or 0.5% of net assets.
†	Amount rounds to less than 0.1%.
*
Senior secured floating rate loan interests in which the Trust invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at February 28, 2018.

^	Security is valued using fair value methods (other than supplied by independent pricing services).
+	Securities that used significant unobservable inputs to determine their value.
(a)	Floating rate note. Coupon rate, reference index and spread shown at February 28, 2018.
(b)	This term loan will settle after February 28, 2018, at which time the interest rate will be determined.
(c)	Payment in Kind (PIK) security which may pay interest in the form of additional principal amount.
(d)	The interest rate is subject to change periodically. The interest rate, reference index and spread shown at February 28, 2018.
(e)	Security is perpetual in nature and has no stated maturity date.
(f)	Structured reinsurance investment. At February 28, 2018, the value of these securities amounted to $5,481,798, or 1.8% of net assets.
(g)	Rate to be determined.
(h)	Non-income producing security.
(i)	Security issued with a zero coupon. Income is recognized through accretion of discount.

FORWARD FOREIGN CURRENCY CONTRACT

	In
	Exchange	Currency			Settlement	Unrealized
Currency Purchased	for	Sold	Deliver	Counterparty	Date	Appreciation
USD	1,115,867	EUR	(902,297)	JP Morgan Chase Bank NA	4/30/18	$9,891
TOTAL FORWARD FOREIGN CURRENCY CONTRACT						$9,891

SWAP CONTRACTS

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION
Notional Amount ($)(1)	Obligation Reference/ Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums Paid (Received)	Unrealized Appreciation	Market Value

1,056,000	Markit CDX North America High Yield Index Series 24	Receive	5.00%	6/20/20	$63,568	$7,442	$71,010
1,081,550	Markit CDX North America High Yield Index Series 25	Receive	5.00%	12/20/20	(10,286)	84,725	74,439
TOTAL SWAP CONTRACTS					$53,282	$92,167	$145,449
(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Receives Quarterly.
Principal amounts are denominated in U.S. dollars unless otherwise noted.
EUR	-	Euro
USD	-	United States Dollar
Various inputs are used in determining the value of the Trust's investments. These inputs are summarized in the three broad levels below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Trust's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of February 28, 2018, in valuing the Trust's investments.
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests
Capital Goods
Aerospace & Defense	$–	$13,455,712	$2,252,250	$15,707,962
Health Care Equipment & Services
Health Care Technology	–	3,994,608	731,754	4,726,362
All Other Senior Secured Floating Rate Loan Interests	–	387,125,412	–	387,125,412
Asset Backed Security	–	502,396	–	502,396
Corporate Bonds & Notes
Insurance
Reinsurance	–	1,638,535	5,481,798	7,120,333
All Other Corporate Bonds & Notes	–	16,740,273	–	16,740,273
U.S. Government and Agency Obligation	–	8,003,236	–	8,003,236
Exchange-Traded Funds	5,189,060	–	–	5,189,060
Common Stocks
Consumer Durables & Apparel
Homebuilding	–	–	100,000	100,000
Health Care Equipment & Services
Health Care Technology	–	–	2,096	2,096
Retailing
Computer & Electronics Retail	–	–	179,952	179,952
All Other Common Stocks	77,674	–	–	77,674
Repurchase Agreements	–	6,935,000	–	6,935,000
Treasury Bills	–	5,045,502	–	5,045,502
Total Investments in Securities	$5,266,734	$443,440,674	$8,747,850	$457,455,258
Other Financial Instruments
Net unrealized appreciation on forward foreign currency contracts	$–	$9,891	$–	$9,891
Swap contracts, at value	–	145,449	–	145,449
Total Other Financial Instruments	$–	$155,340	$–	$155,340
The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):
			Change in
	Balance	Realized	unrealized			Accrued	Transfers	Transfers	Balance
	as of	gain	appreciation			discounts/	into	out of	as of
	11/30/17	(loss)	(depreciation)	Purchases	Sales	premiums	Level 3*	Level 3*	2/28/18
Senior Secured
Floating Rate
Loan Interests
Capital Goods
Aerospace & Defense	$2,257,937	$46	$(1,163)	$–	$(5,688)	$1,118	$–	$–	$2,252,250
Health Care
Equipment & Services
Health Care Technology	731,754	–	(10,769)	–	--	10,769	–	–	731,754
Corporate Bonds & Notes
Insurance
Reinsurance	3,155,286	–	(31,017)	3,071,591	(714,062)	–	–	–	5,481,798
Common Stocks
Consumer Durables &
Apparel Homebuilding	100,000	--	--	--	--	--	--	--	100,000
Health Care
Equipment & Services
Health Care Technology	2,096	–	–	–	–	–	–	–	2,096
Retailing
Computer &
Electronics Retail	179,952	–	--	–	–	–	–	–	179,952
Total	$6,427,025	$46	$(42,949)	$3,071,591	$(719,750)	$11,887	$–	$–	$8,747,850
*        Transfers are calculated on the beginning of period value. For the three months ended February 28, 2018, there were no transfers between Levels 1, 2 and 3.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at February 28, 2018: $(61,571).

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

CERTIFICATIONS

I, [identify the certifying individual], certify that:

1. I have reviewed this report on Form N-Q of [identify registrant];

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:
(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:	[Signature] [Title]

Filed herewith.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Floating Rate Trust

By (Signature and Title)* /s/ Lisa M.Jones
           Lisa M.Jones, President and Chief Executive Officer

Date April 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Lisa M. Jones
           Lisa M.Jones, President and Chief Executive Officer

Date April 25, 2018

By (Signature and Title)* /s/ Mark E. Bradley
                                        Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer

Date April 25, 2018

* Print the name and title of each signing officer under his or her signature.